INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INVESTMENTS
Balance at December 30, 2020	-
Acquisitions	623,706
Change in fair value	(332,640)
Balance at December 31, 2021	291,066
Change in fair value	(98,483)
Balance at December 31, 2022	$192,583

SCHEDULE OF FAIR VALUE OF INVESTMENT

Fair value of investments is comprised of:

Public company shares	$57,143
Private company shares	135,440
Balance at December 31, 2022	$192,583

Public company shares	$142,857
Public company warrants	21,429
Private company shares	126,780
Balance at December 31, 2021	$291,066

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS

	December 31, 2022	December 31, 2021	March 10, 2020
Risk free interest rate	4.07%	0.91%	0.28%
Expected volatility	116.00%	124.09%	150.88%
Expected life	0.21 years	2 years	2 years
Expected dividend yield	0%	0%	0%